Property and Equipment	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

15 PROPERTY AND EQUIPMENT

The movement of property and equipment during the year is as follows:

	General installations	Office and computer equipment	Furniture & fixtures	Total
	USD	USD	USD	USD
2023
Cost
At January 1, 2023	2,038,545	529,321	536,995	3,104,861
Additions	80,271	18,263	-	98,534
At December 31, 2023	2,118,816	547,584	536,995	3,203,395

Depreciation
At January 1, 2023	638,800	203,458	61,628	903,886
Charge for the year (note 8)	300,395	85,941	100,435	486,771
At December 31, 2023	939,195	289,399	162,063	1,390,657

Net carrying amount
At December 31, 2023	1,179,621	258,185	374,932	1,812,738

2024
Cost
At January 1, 2024	2,118,816	547,584	536,995	3,203,395
Additions	-	45,756	-	45,756
At December 31, 2024	2,118,816	593,340	536,995	3,249,151

Depreciation
At January 1, 2024	939,195	289,399	162,063	1,390,657
Charge for the year (note 8)	306,215	91,782	100,273	498,270
At December 31, 2024	1,245,410	381,181	262,336	1,888,927

Net carrying amount
At December 31, 2024	873,406	212,159	274,659	1,360,224